Disclosure of warrants	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of warrants [Text Block]
21.	Warrants

			2017				2016
			Weighted				Weighted
			average				average
	Number of		exercise	Number of			exercise
	Warrants	Amount	price	warrants		Amount	price
		$	$			$	$

Balance – January 1	11,195,500	30,901	27.61	5,480,000	(i)	18,072	36.50
Issued	-	-	-	5,715,500	(ii)	12,829	19.08
Balance – December 31	11,195,500	30,901	27.61	11,195,500		30,901	27.61

(i)	Each warrant entitles the holder to purchase one common share of Osisko at a price of $36.50 until March 5, 2022.
(ii)	Each warrant entitles the holder to purchase one common share of Osisko at a price of $19.08 until February 26, 2019 (Note 20).